OTHER NON-CURRENT ASSETS	6 Months Ended
Jun. 30, 2026
Investments, All Other Investments [Abstract]
OTHER NON-CURRENT ASSETS

5. OTHER NON-CURRENT ASSETS

Other non-current assets consist of prepayments for property and equipment and rental deposits with a balance of US$347,569 and US$630,674 as of December 31, 2025 and June 30, 2026, respectively. Delivery of the equipment is expected in December 2026.

The impairment loss on prepayments is recognized within general and administrative expenses in the consolidated statements of income and comprehensive income. During the six months ended June 30, 2025 and 2026, the Company recorded no impairment loss on its prepayments.